Portfolio of Investments
Columbia Emerging Markets Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Argentina 3.0%
Globant SA(a)	134,690	25,525,102
MercadoLibre, Inc.(a)	33,217	26,104,576
Total		51,629,678
Brazil 6.4%
Afya Ltd., Class A(a)	526,037	6,386,089
Banco BTG Pactual SA	2,688,930	14,212,564
Itaú Unibanco Holding SA, ADR	3,986,583	21,846,475
Localiza Rent a Car SA	1,542,239	18,607,271
NU Holdings Ltd., Class A(a)	1,342,258	5,114,003
Pagseguro Digital Ltd., Class A(a)	912,377	14,014,111
Petro Rio SA(a)	2,532,692	14,809,631
XP, Inc., Class A(a)	579,740	13,107,921
Total		108,098,065
Canada 0.9%
Parex Resources, Inc.	668,344	14,800,423
China 27.5%
Alibaba Group Holding Ltd., ADR(a)	171,955	16,516,278
Bafang Electric Suzhou Co., Ltd., Class A	289,303	8,169,752
Baidu, Inc. Class A(a)	847,950	15,501,000
Beijing Kingsoft Office Software, Inc., Class A	291,137	8,932,405
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	461,087	12,165,225
Contemporary Amperex Technology Co., Ltd., Class A	125,000	7,632,193
Country Garden Services Holdings Co., Ltd.	4,083,000	16,145,098
JD.com, Inc., ADR	718,149	40,302,522
JD.com, Inc., Class A	277,088	7,783,504
Kingdee International Software Group Co., Ltd.(a)	3,238,000	6,376,519
Kuaishou Technology(a)	933,200	9,035,439
Li Ning Co., Ltd.	2,341,000	18,264,899
Medlive Technology Co., Ltd.(a)	3,037,573	3,457,361
Meituan, Class B(a)	2,317,100	54,371,004
Midea Group Co., Ltd., Class A	2,347,100	19,187,680
NetEase, Inc.	404,100	8,451,315
NetEase, Inc., ADR	293,486	30,443,303
New Horizon Health Ltd.(a)	2,039,500	4,361,263
Common Stocks (continued)
Issuer	Shares	Value ($)
Pinduoduo, Inc., ADR(a)	271,958	13,693,085
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	289,144	13,093,592
Shenzhou International Group Holdings Ltd.	1,190,400	16,342,806
Silergy Corp.	123,000	12,640,520
Tencent Holdings Ltd.	1,729,900	79,088,221
WuXi AppTec Co., Ltd., Class H	1,125,802	13,913,891
WuXi Biologics Cayman, Inc.(a)	3,519,000	26,021,642
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,158,900	5,648,449
Total		467,538,967
Hong Kong 3.8%
AIA Group Ltd.	3,244,600	33,614,655
Hong Kong Exchanges and Clearing Ltd.	205,800	8,879,878
Techtronic Industries Co., Ltd.	1,648,764	21,538,517
Total		64,033,050
India 14.0%
Apollo Hospitals Enterprise Ltd.	338,259	17,268,481
AU Small Finance Bank Ltd.(a)	819,435	13,164,389
Bajaj Finance Ltd.	159,164	12,376,989
Balkrishna Industries Ltd.	340,270	10,183,767
Cholamandalam Investment and Finance Co., Ltd.	1,836,004	15,980,134
Divi’s Laboratories Ltd.	155,893	7,185,858
Dixon Technologies India Ltd.	87,253	4,308,800
Eicher Motors Ltd.	288,487	10,282,219
Godrej Properties Ltd.(a)	220,526	3,964,897
HDFC Bank Ltd., ADR	490,067	28,213,157
HDFC Life Insurance Co., Ltd.	2,288,861	17,591,055
ICICI Bank Ltd., ADR	1,798,687	34,624,725
Infosys Ltd., ADR	1,158,188	21,843,426
InterGlobe Aviation Ltd.(a)	382,949	9,006,294
Reliance Industries Ltd.	950,766	32,029,864
Total		238,024,055
Columbia Emerging Markets Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 7.1%
PT Ace Hardware Indonesia Tbk	67,388,500	4,436,799
PT Astra International Tbk	30,096,600	15,139,388
PT Bank BTPN Syariah Tbk	42,338,800	8,850,474
PT Bank Central Asia Tbk	79,303,400	41,959,539
PT Bank Rakyat Indonesia Persero Tbk	157,112,029	49,769,333
Total		120,155,533
Kazakhstan 0.3%
Kaspi.KZ JSC, GDR(b),(c),(d)	85,683	4,521,311
Malaysia 0.3%
Public Bank Bhd	4,332,700	4,680,062
Mexico 1.0%
Wal-Mart de Mexico SAB de CV, Class V	4,756,288	17,589,118
Philippines 0.6%
Ayala Land, Inc.	17,252,700	9,732,613
Poland 0.7%
Dino Polska SA(a)	168,311	11,765,947
Russian Federation 0.0%
Detsky Mir PJSC(b),(c)	5,893,953	0
Fix Price Group Ltd., GDR(b),(c),(d)	2,678,663	3
Ozon Holdings PLC, ADR(a),(b),(c)	375,545	0
TCS Group Holding PLC, GDR(a),(b),(c)	171,169	0
Yandex NV, Class A(a),(b),(c)	477,611	1
Total		4
South Africa 1.4%
Capitec Bank Holdings Ltd.	107,216	15,425,863
Clicks Group Ltd.	403,712	7,857,336
Total		23,283,199
South Korea 12.7%
Coupang, Inc.(a)	823,944	11,131,483
Hana Financial Group, Inc.	398,940	15,954,925
NAVER Corp.	70,174	16,248,762
Pearl Abyss Corp.(a)	102,575	5,218,575
Samsung Biologics Co., Ltd.(a)	31,488	21,489,535
Samsung Electro-Mechanics Co., Ltd.	112,710	14,004,701
Samsung Electronics Co., Ltd.	1,490,603	81,055,938
Samsung SDI Co., Ltd.	40,424	18,693,687
Common Stocks (continued)
Issuer	Shares	Value ($)
SK Hynix, Inc.	361,696	31,349,370
Total		215,146,976
Taiwan 14.6%
ASMedia Technology, Inc.	102,000	4,746,010
Cathay Financial Holding Co., Ltd.	13,364,000	25,490,627
Chailease Holding Co., Ltd.	694,000	5,340,030
Delta Electronics	1,515,000	12,465,721
MediaTek, Inc.	573,000	17,717,807
Parade Technologies Ltd.	272,000	14,029,596
Sea Ltd. ADR(a)	128,890	10,654,047
Taiwan Semiconductor Manufacturing Co., Ltd.	7,378,048	139,525,727
Unimicron Technology Corp.	2,509,281	18,417,168
Total		248,386,733
Thailand 1.6%
Kasikornbank PCL, Foreign Registered Shares	3,760,900	16,133,382
Muangthai Capital PCL, Foreign Registered Shares	7,961,200	11,435,393
Total		27,568,775
Uruguay 0.6%
Dlocal Ltd.(a)	386,131	11,132,157
Vietnam 0.3%
FPT Corp.	1,029,200	4,874,847
Total Common Stocks (Cost $1,375,878,493)		1,642,961,513

Preferred Stocks 2.6%
Issuer	Shares	Value ($)
Brazil 1.4%
Azul SA(a)	5,633,390	23,896,465
South Korea 1.2%
Samsung Electronics Co., Ltd.	408,983	20,061,138
Total Preferred Stocks (Cost $40,901,680)		43,957,603

2	Columbia Emerging Markets Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2022 (Unaudited)
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(e),(f)	9,740,799	9,736,903
Total Money Market Funds (Cost $9,736,903)		9,736,903
Total Investments in Securities (Cost $1,426,517,076)		1,696,656,019
Other Assets & Liabilities, Net		682,921
Net Assets		$1,697,338,940
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2022, the total value of these securities amounted to $4,521,316, which represents 0.27% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2022, the total value of these securities amounted to $4,521,314, which represents 0.27% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	77,639,295	583,939,227	(651,841,619)	—	9,736,903	(10,537)	34,341	9,740,799
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT142_08_M01_(07/22)